Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
FG Group Holdings Inc [Member]
Schedule of Changes in Carrying Amount of Goodwill

All of the Company’s goodwill is related to the Strong Entertainment segment. The following represents a summary of changes in the Company’s carrying amount of goodwill (in thousands):

Balance as of December 31, 2022	$882
Foreign currency translation adjustment	21
Balance as of December 31, 2023	$903

Strong Global Entertainment Inc [Member]
Schedule of Changes in Carrying Amount of Goodwill

The following represents a summary of changes in the Company’s carrying amount of goodwill (in thousands):

Balance as of December 31, 2022	$882
Foreign currency translation adjustment	21
Balance as of December 31, 2023	$903